Reserves for Losses and Loss Adjustment Expenses	3 Months Ended
Mar. 31, 2025
Insurance [Abstract]
Reserves for Losses and Loss Adjustment Expenses
8.           Reserves for Losses and Loss Adjustment Expenses
The reserves for losses and loss adjustment expenses include an amount determined from reported claims, and estimates based on historical loss experience and industry statistics for losses incurred but not reported using a variety of actuarial methods.
The reserve estimates contain an inherent level of uncertainty and actual results may vary, potentially significantly, from the estimates the Group has made. Reserves are reviewed on a quarterly basis and estimates are adjusted to reflect emerging claims experience.
The unpaid reported reserves for losses and loss adjustment expenses are established by management based on reports from brokers, ceding companies and insureds and represent the estimated ultimate cost of events or conditions that have been reported to, or specifically identified by the Group.
Losses and loss adjustment expenses incurred but not reported (“IBNR”) reserves are established by management based on actuarial estimates of ultimate losses and loss adjustment expenses. Inherent in the estimate of ultimate losses and loss adjustment expenses are expected trends in claim severity, frequency of large losses and catastrophes, and other factors which may vary significantly as claims are settled.
Actuarial inputs include the Group’s own growing loss experience, historical insurance industry loss experience, estimates of pricing adequacy trends and management’s professional judgement. Due to the limited historical data available, reliance is placed upon industry data and a review of individual policies. Estimates are calculated at the lowest level line of business, separately for gross and ceded, and for attritional, large and catastrophic claims.
The Group estimates reserves for unallocated claims adjustment expenses (“ULAE”) based on a percentage of loss reserves as determined by management. However, this may be overridden in exceptional circumstances where this approach is not deemed appropriate. There were no material changes made to the Group’s methodology for calculating reserves for unallocated claims adjustment expenses for the three months ended March 31, 2025.
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the three months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Reserves for losses and loss adjustment expenses, beginning of period	$3,134.3	$2,448.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,255.6)	(1,108.6)
Net reserves for losses and loss adjustment expenses, beginning of period	1,878.7	1,340.3
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	470.0	249.3
Prior years	(40.8)	(67.0)
Total incurred	429.2	182.3
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(89.4)	(6.0)
Prior years	(610.9)	(101.3)
Total paid	(700.3)	(107.3)
Foreign exchange	8.9	(9.4)
Net reserves for losses and loss adjustment expenses, end of period	1,616.5	1,405.9
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,491.9	1,135.2
Reserves for losses and loss adjustment expenses, end of period	$3,108.4	$2,541.1
As a result of the changes in estimates of insured events in prior years, the reserves for losses and loss adjustment expenses net of reinsurance recoveries decreased by $40.8 million for the three months ended March 31, 2025 (2024: decreased by $67.0 million).
Net favorable development for the three months ended March 31, 2025 resulted from better than expected loss development in both segments, partially offset by net adverse development in the Aviation and Aerospace line of business in the Insurance segment.
The favorable development in the Reinsurance segment of $33.3 million was driven by positive development on catastrophe losses and benign prior year attritional experience. The favorable development in the Insurance segment of $7.5 million was driven primarily by better than expected loss emergence in our Property and Other Insurance lines of business, partially offset by an increase in our Aviation & Aerospace line of business related to the Ukraine Conflict. This increase includes the impact of the settlement of certain aviation litigation related claims during the quarter.
Net favorable development for the three months ended 2024 resulted from better than expected loss development across both segments. The favorable development in the Insurance segment of $42.7 million was driven primarily by better than expected loss emergence in the Marine and Property lines of business. The favorable development in the Reinsurance segment of $24.3 million was driven by benign prior year attritional experience.